FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Q3) (Details) - Recurring [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 22, 2020
Level 1 [Member]
Assets [Abstract]
Marketable securities held in Trust Account	$ 132,259,019	$ 132,253,093	$ 132,250,443	$ 132,250,000
Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant Liability	5,885,125	8,927,000
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant Liability	$ 3,740,000	$ 5,673,000